Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Net debt
The following table reconciles net (cash) debt to amounts disclosed in the primary financial statements.

	December 31, 2025	December 31, 2024
Credit Facilities	$1,138	$324,346
Unamortized debt issuance costs - Credit Facilities (note 9)	262	16,861
Long-term notes	93,834	1,932,890
Unamortized debt issuance costs - Long-term notes (note 10)	2,113	47,729
Trade payables	236,373	512,473
Cash	(953,113)	(16,610)
Dividends payable	17,268	17,598
Share-based compensation liability	34,802	24,732
Other long-term liabilities	—	20,887
Trade receivables	(135,230)	(387,266)
Prepaids and other assets	(63,232)	(76,468)
Net (Cash) Debt	$(765,785)	$2,417,172

Adjusted funds flow
Adjusted funds flow is reconciled to amounts disclosed in the primary financial statements in the following table.

	Years Ended December 31
	2025	2024
Cash flows from operating activities	$1,485,962	$1,908,264
Change in non-cash working capital	(18,111)	17,922
Asset retirement obligations settled	20,318	28,793
Transaction costs	26,383	1,539
Adjusted funds flow	$1,514,552	$1,956,518